SPXX
Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.6%
	COMMON STOCKS – 100.6%
	Aerospace & Defense – 1.6%
7,744	Boeing Co	$1,279,773
3,921	Lockheed Martin Corp	1,502,841
23,937	Raytheon Technologies Corp	1,377,335
	Total Aerospace & Defense	4,159,949
	Air Freight & Logistics – 0.9%
13,373	United Parcel Service Inc, Class B	2,228,343
	Airlines – 0.0%
6,558	JetBlue Airways Corp, (2)	74,302
	Auto Components – 0.1%
7,012	Cooper Tire & Rubber Co	222,280
	Automobiles – 0.2%
70,870	Ford Motor Co	471,994
	Banks – 3.8%
107,486	Bank of America Corp	2,589,338
27,326	Citigroup Inc	1,178,024
11,203	Comerica Inc	428,515
43,724	Huntington Bancshares Inc/OH	400,949
40,080	JPMorgan Chase & Co, (3)	3,858,502
29,969	Regions Financial Corp	345,542
38,257	Wells Fargo & Co	899,422
	Total Banks	9,700,292
	Beverages – 2.4%
6,192	Brown-Forman Corp, Class B	466,381
51,740	Coca-Cola Co	2,554,404
21,860	PepsiCo Inc	3,029,796
	Total Beverages	6,050,581
	Biotechnology – 1.7%
20,295	AbbVie Inc	1,777,639
10,022	Amgen Inc	2,547,192
	Total Biotechnology	4,324,831
	Capital Markets – 2.7%
20,949	Charles Schwab Corp	758,982

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
6,924	CME Group Inc	$1,158,454
14,208	Federated Hermes Inc	305,614
6,744	Goldman Sachs Group Inc	1,355,342
12,113	Intercontinental Exchange Inc	1,211,906
26,689	Morgan Stanley	1,290,413
7,127	T Rowe Price Group Inc	913,824
	Total Capital Markets	6,994,535
	Chemicals – 1.8%
10,836	Corteva Inc	312,185
10,837	Dow Inc	509,881
10,837	DuPont de Nemours Inc	601,237
7,833	Eastman Chemical Co	611,914
6,378	Ecolab Inc	1,274,579
7,286	Olin Corp	90,201
1,937	Sherwin-Williams Co	1,349,585
	Total Chemicals	4,749,582
	Communications Equipment – 1.4%
65,585	Cisco Systems Inc, (3)	2,583,393
7,286	Motorola Solutions Inc	1,142,518
	Total Communications Equipment	3,725,911
	Consumer Finance – 0.5%
13,662	American Express Co	1,369,616
	Containers & Packaging – 0.5%
8,107	Avery Dennison Corp	1,036,399
8,835	International Paper Co	358,171
	Total Containers & Packaging	1,394,570
	Diversified Financial Services – 1.3%
16,034	Berkshire Hathaway Inc, Class B, (2), (3)	3,414,280
	Diversified Telecommunication Services – 1.7%
67,133	AT&T Inc	1,913,962
39,169	Verizon Communications Inc, (3)	2,330,164
	Total Diversified Telecommunication Services	4,244,126
	Electric Utilities – 0.6%
13,297	Duke Energy Corp	1,177,582
2,549	IDACORP Inc	203,665
5,647	PNM Resources Inc	233,390
	Total Electric Utilities	1,614,637
	Electrical Equipment – 1.0%
5,829	Eaton Corp PLC	594,733

Shares	Description (1)	Value
	Electrical Equipment (continued)
8,927	Emerson Electric Co	$585,343
8,378	nVent Electric PLC	148,207
6,015	Rockwell Automation Inc	1,327,390
	Total Electrical Equipment	2,655,673
	Electronic Equipment, Instruments & Components – 0.4%
31,607	Corning Inc	1,024,383
	Entertainment – 2.2%
6,011	Electronic Arts Inc, (2)	783,894
5,558	Netflix Inc, (2)	2,779,167
17,760	Walt Disney Co	2,203,661
	Total Entertainment	5,766,722
	Equity Real Estate Investment Trust – 0.7%
4,007	Corporate Office Properties Trust	95,046
1,729	CyrusOne Inc	121,082
4,007	Douglas Emmett Inc	100,576
2,548	EPR Properties	70,070
4,463	Healthcare Realty Trust Inc	134,425
3,188	JBG SMITH Properties	85,247
1,455	Life Storage Inc	153,168
3,371	National Retail Properties Inc	116,333
3,188	Prologis Inc	320,776
12,113	Sabra Health Care REIT Inc	166,978
8,653	Tanger Factory Outlet Centers Inc	52,178
3,005	Taubman Centers Inc	100,036
5,465	Urban Edge Properties	53,120
17,241	Washington Prime Group Inc	11,162
7,833	Weingarten Realty Investors	132,848
	Total Equity Real Estate Investment Trust	1,713,045
	Food & Staples Retailing – 0.7%
13,662	Walmart Inc	1,911,450
	Food Products – 0.4%
12,387	Archer-Daniels-Midland Co, (3)	575,872
15,667	Conagra Brands Inc	559,468
	Total Food Products	1,135,340
	Health Care Equipment & Supplies – 3.1%
24,047	Abbott Laboratories, (3)	2,617,035
36,435	Boston Scientific Corp, (2)	1,392,182
2,189	Intuitive Surgical Inc, (2)	1,553,183

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
22,225	Medtronic PLC	$2,309,622
	Total Health Care Equipment & Supplies	7,872,022
	Health Care Providers & Services – 3.4%
1,388	Acadia Healthcare Co Inc, (2)	40,918
4,100	Anthem Inc	1,101,219
14,028	CVS Health Corp	819,235
2,553	Humana Inc	1,056,661
6,192	Laboratory Corp of America Holdings, (2)	1,165,768
4,279	McKesson Corp	637,272
3,057	Tenet Healthcare Corp, (2)	74,927
12,300	UnitedHealth Group Inc	3,834,771
	Total Health Care Providers & Services	8,730,771
	Hotels, Restaurants & Leisure – 1.9%
12,756	McDonald's Corp	2,799,814
23,681	Starbucks Corp	2,034,672
	Total Hotels, Restaurants & Leisure	4,834,486
	Household Durables – 0.4%
6,557	KB Home	251,723
1,001	Tempur Sealy International Inc, (2)	89,279
3,643	Whirlpool Corp	669,912
	Total Household Durables	1,010,914
	Household Products – 2.3%
15,211	Colgate-Palmolive Co	1,173,529
8,653	Kimberly-Clark Corp	1,277,702
24,866	Procter & Gamble Co	3,456,125
	Total Household Products	5,907,356
	Industrial Conglomerates – 1.5%
9,198	3M Co	1,473,335
82,165	General Electric Co	511,888
11,839	Honeywell International Inc	1,948,818
	Total Industrial Conglomerates	3,934,041
	Insurance – 2.2%
13,662	Arthur J Gallagher & Co	1,442,434
7,559	Fidelity National Financial Inc	236,672
15,393	Marsh & McLennan Cos Inc	1,765,577
13,297	MetLife Inc	494,249
9,017	Prudential Financial Inc	572,760
1,511	Reinsurance Group of America Inc	143,832
9,108	Travelers Cos Inc	985,395
	Total Insurance	5,640,919

Shares	Description (1)	Value
	Interactive Media & Services – 6.1%
2,553	Alphabet Inc, Class A, (2)	$3,741,677
3,281	Alphabet Inc, Class C, (2)	4,821,758
25,550	Facebook Inc, Class A, (2), (3)	6,691,545
8,835	Twitter Inc, (2)	393,157
	Total Interactive Media & Services	15,648,137
	Internet & Direct Marketing Retail – 5.7%
3,931	Amazon.com Inc, (2), (3)	12,377,658
704	Booking Holdings Inc, (2)	1,204,319
20,403	eBay Inc	1,062,996
	Total Internet & Direct Marketing Retail	14,644,973
	IT Services – 6.1%
5,465	Akamai Technologies Inc, (2)	604,101
2,276	Black Knight Inc, (2)	198,126
11,386	Fidelity National Information Services Inc	1,676,133
7,650	International Business Machines Corp	930,775
11,117	Mastercard Inc, Class A	3,759,436
14,755	PayPal Holdings Inc, (2)	2,907,178
4,374	VeriSign Inc, (2)	896,014
23,604	Visa Inc, Class A, (3)	4,720,092
	Total IT Services	15,691,855
	Life Sciences Tools & Services – 1.4%
1,733	Bio-Techne Corp	429,316
7,291	Thermo Fisher Scientific Inc	3,219,122
	Total Life Sciences Tools & Services	3,648,438
	Machinery – 2.7%
11,020	Caterpillar Inc	1,643,633
3,551	Cummins Inc	749,829
6,285	Deere & Co	1,392,944
8,744	Illinois Tool Works Inc	1,689,428
5,373	Otis Worldwide Corp	335,383
8,470	Pentair PLC	387,672
2,913	Snap-on Inc	428,590
2,640	Stanley Black & Decker Inc	428,208
	Total Machinery	7,055,687
	Media – 1.2%
67,408	Comcast Corp, Class A, (3)	3,118,294
7,195	TEGNA Inc	84,541
	Total Media	3,202,835
	Metals & Mining – 0.3%
32,882	Freeport-McMoRan Inc, (2)	514,274

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Metals & Mining (continued)
2,973	Southern Copper Corp	$134,588
	Total Metals & Mining	648,862
	Multiline Retail – 0.8%
12,659	Target Corp	1,992,780
	Multi-Utilities – 0.4%
12,113	Consolidated Edison Inc	942,391
	Oil, Gas & Consumable Fuels – 2.1%
21,678	Chevron Corp	1,560,816
19,311	ConocoPhillips	634,173
9,746	EOG Resources Inc	350,271
39,987	Exxon Mobil Corp	1,372,754
7,104	Hess Corp	290,767
10,200	Marathon Petroleum Corp	299,268
8,289	Phillips 66	429,702
8,470	Valero Energy Corp	366,921
6,116	WPX Energy Inc, (2)	29,968
	Total Oil, Gas & Consumable Fuels	5,334,640
	Pharmaceuticals – 4.7%
19,104	Bristol-Myers Squibb Co	1,151,780
13,208	Eli Lilly and Co	1,955,048
1,729	Jazz Pharmaceuticals PLC, (2)	246,538
26,689	Johnson & Johnson	3,973,459
26,780	Merck & Co Inc	2,221,401
70,230	Pfizer Inc	2,577,441
	Total Pharmaceuticals	12,125,667
	Real Estate Management & Development – 0.1%
1,638	Jones Lang LaSalle Inc, (2)	156,691
	Road & Rail – 1.0%
1,667	Avis Budget Group Inc, (2)	43,875
12,754	Union Pacific Corp	2,510,880
	Total Road & Rail	2,554,755
	Semiconductors & Semiconductor Equipment – 5.5%
11,295	Analog Devices Inc	1,318,578
55,202	Intel Corp, (3)	2,858,360
10,838	Microchip Technology Inc	1,113,713
7,206	NVIDIA Corp	3,900,031
20,312	QUALCOMM Inc	2,390,316
17,306	Texas Instruments Inc	2,471,124
	Total Semiconductors & Semiconductor Equipment	14,052,122

Shares	Description (1)	Value
	Software – 7.8%
6,194	Autodesk Inc, (2)	$1,430,876
5,008	CDK Global Inc	218,299
78,613	Microsoft Corp	16,534,672
31,425	Oracle Corp	1,876,073
	Total Software	20,059,920
	Specialty Retail – 3.7%
6,065	Best Buy Co Inc	674,974
5,191	Dick's Sporting Goods Inc	300,455
14,056	Home Depot Inc	3,903,492
17,306	Lowe's Cos Inc	2,870,373
4,370	Tiffany & Co	506,265
19,493	TJX Cos Inc, (2)	1,084,785
2,594	Urban Outfitters Inc, (2)	53,981
	Total Specialty Retail	9,394,325
	Technology Hardware, Storage & Peripherals – 7.8%
172,952	Apple Inc, (3)	20,029,571
	Textiles, Apparel & Luxury Goods – 0.8%
1,297	Kontoor Brands Inc	31,387
10,201	NIKE Inc, Class B	1,280,634
9,381	VF Corp	659,015
	Total Textiles, Apparel & Luxury Goods	1,971,036
	Tobacco – 0.6%
17,306	Altria Group Inc	668,704
12,113	Philip Morris International Inc	908,354
	Total Tobacco	1,577,058
	Trading Companies & Distributors – 0.4%
3,193	WW Grainger Inc	1,139,167
	Total Common Stocks (cost $99,624,753)	258,747,861

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Pharmaceuticals – 0.0%
13,500	Bristol-Myers Squibb Co	$30,375
	Total Common Stock Rights (cost $28,755)	30,375

Shares	Description (1)	Value
	WARRANTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
2,117	Occidental Petroleum Corp	$6,351

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels(continued)
	Total Warrants (cost $10,479)	6,351
	Total Long-Term Investments (cost $99,663,987)	258,784,587

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$449	Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/20, repurchase price $449,022, collateralized by $460,100, U.S. Treasury Notes, 0.375%, due 9/30/27, value $458,015	0.000%	10/01/20	$449,022
	Total Short-Term Investments (cost $449,022)			449,022
	Total Investments (cost $100,113,009) – 100.8%			259,233,609
	Other Assets Less Liabilities – (0.8)% (4)			(1,974,025)
	Net Assets Applicable to Common Shares – 100%			$257,259,584
Investments in Derivatives
Options Purchased
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Chicago Board Options Exchange SPX Volatility Index	Call	125	$437,500	$35	10/21/20	$20,625
Cisco Systems Inc	Call	50	225,000	45	10/16/20	50
Financial Select Sector SPDR Fund	Call	75	202,500	27	10/16/20	113
SPDR S&P Bank ETF	Call	75	255,000	34	10/16/20	750
Total Options Purchased (premiums paid $32,339)		325	$1,120,000			$21,538

Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(45)	$(6,975,000)	$1,550	10/16/20	$(58,275)
Russell 2000® Index	Call	(4)	(660,000)	1,650	11/20/20	(6,724)
S&P 500 Index	Call	(300)	(100,200,000)	3,340	10/16/20	(2,031,000)
S&P 500 Index	Call	(80)	(27,200,000)	3,400	10/16/20	(295,600)
S&P 500 Index	Call	(80)	(27,600,000)	3,450	10/16/20	(159,200)
Total Options Written (premiums received $2,223,601)		(509)	$(162,635,000)			$(2,550,799)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$258,747,861	$ —	$ —	$258,747,861
Common Stock Rights	30,375	—	—	30,375
Warrants	6,351	—	—	6,351
Short-Term Investments:
Repurchase Agreements	—	449,022	—	449,022
Investments in Derivatives:
Options Purchased	21,538	—	—	21,538
Options Written	(2,550,799)	—	—	(2,550,799)
Total	$256,255,326	$449,022	$ —	$256,704,348

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor's
SPDR	Standard & Poor's Depositary Receipt